Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During 2024, we granted stock options to employees, including our named executive officers. We do not take material nonpublic information into account in determining the timing of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We typically grant annual equity awards (including stock options) to our executive officers and non-executive
employees early in the first quarter of each year. For equity awards to executive officers in connection with their hire date, such grants are typically made on the date of the commencement of their employment. For equity awards to non-executive
employees in connection with their hire date, such grants are typically made on a pre-determined
date in the month following the commencement of their employment. We have never granted stock appreciation rights to any employees or other service providers.

During fiscal year 2024, the Company awarded options to certain of our named executive officers in the period beginning four business days before the filing of a periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of a report on Form
8-K
that disclosed material nonpublic information, and ending one business day after such filing or furnishing. The following table provides information concerning each such award:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($) (1)
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Kenneth Galbraith	1/5/2024	300,000	10.56	1,985,672	(1.03)%
Paul Moore	1/5/2024	90,000	10.56	595,702	(1.03)%

(1)
The amounts set forth in this column reflect the aggregate grant date fair value for option awards computed in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation – Stock Compensation. See Note 2 to the
“Notes to Consolidated Financial Statements – Summary of Significant Accounting Policies – Stock-Based Compensation”
and Note 10(f)
“Notes to Consolidated Financial Statements – Shareholders’ Equity – Stock-Based Compensation”
included in our Annual Report on Form
10-K
for our year ended December 31, 2024.

Award Timing Method	We typically grant annual equity awards (including stock options) to our executive officers and non-executive employees early in the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($) (1)
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Kenneth Galbraith	1/5/2024	300,000	10.56	1,985,672	(1.03)%
Paul Moore	1/5/2024	90,000	10.56	595,702	(1.03)%

(1)
The amounts set forth in this column reflect the aggregate grant date fair value for option awards computed in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation – Stock Compensation. See Note 2 to the
“Notes to Consolidated Financial Statements – Summary of Significant Accounting Policies – Stock-Based Compensation”
and Note 10(f)
“Notes to Consolidated Financial Statements – Shareholders’ Equity – Stock-Based Compensation”
included in our Annual Report on Form
10-K
for our year ended December 31, 2024.

Kenneth Galbraith [Member]
Awards Close in Time to MNPI Disclosures
Name		Kenneth Galbraith
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 10.56
Fair Value as of Grant Date | $		$ 1,985,672
Underlying Security Market Price Change		(0.0103)
Paul Moore [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Moore
Underlying Securities | shares		90,000
Exercise Price | $ / shares		$ 10.56
Fair Value as of Grant Date | $		$ 595,702
Underlying Security Market Price Change		(0.0103)